Offerings	Sep. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded warrants to purchase shares of Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series B-1 warrants to purchase shares of Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series B-2 warrants to purchase shares of Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent's Warrants to purchase shares of Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share underlying Pre-Funded warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act. The Proposed Maximum Aggregate Offering Price of the Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants offered and sold in the offering, and as such the Proposed Maximum Offering Price of the Common Stock and Pre-Funded Warrants (including the Common Stock issuable upon exercise of the pre-funded warrants) if any, is $10,000,000.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share underlying Series B-1 warrants
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions. The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the shares of Common Stock based on an assumed offering price of $_____ per share, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share underlying Series B-2 warrants
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions. The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the shares of Common Stock based on an assumed offering price of $_____ per share, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share underlying Placement Agent warrants
Maximum Aggregate Offering Price	$ 875,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 120.84
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions. The Placement Agent's Warrants entitle the holder to purchase 7.0% of the shares (or pre-funded warrants) sold in this offering at a per share exercise price equal to 125% of the public offering price per share and accompanying Common Warrants. As estimated solely for the purpose of recalculating the registration fee pursuant to Rule 457(o), the Proposed Maximum Aggregate Offering Price of the Placement Agent's Warrants is $875,000, which is equal to 125% of $700,000 (7.0% of the Proposed Maximum Aggregate Offering Price of $10,000,000).